Supplement to Accumulation Life[trademark] Prospectus
                   Supplement dated April 30, 2013 to
             Prospectus dated April 30, 1998 as supplemented

Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfolio has been renamed the Pioneer Select Mid Cap Growth VCT Portfolio and its investment objective has been changed as described below.

PORTFOLIO NAME		        INVESTMENT OBJECTIVE	   INVESTMENT ADVISOR
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Pioneer Variable Contracts Trust
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Pioneer Select Mid Cap 		The Portfolio seeks  `	   Pioneer Investment
Growth VCT Portfolio - 		long-term capital growth.  Management, Inc.
Class I Shares
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             Supplement to Accumulation Life[trademark] Prospectus
                     Supplement dated April 30, 2013 to
             Prospectus dated April 30, 1998 as supplemented


Please use the following contact information when inquiring about your Policy.

For general correspondence,
please contact us  at our Administrative Office:

Symetra Life Insurance Company
PO Box 7902
London, KY 40742-9899
1-800-796-3872

Please forward premium payments to:

PO Box 34815
Seattle, WA 98124

We will not deem correspondence, including transactional inquiries, and premium payments sent to any other address as received by us until they are picked up at the addresses listed above and delivered to our processing office.

For overnight mail, please contact us at our Home Office:

777 108th Ave. NE, Suite 1200
Bellevue, WA 98004

On the internet, please go to:
http:\\www.symetra.com

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          Supplement to Accumulation Life[trademark] Prospectus
                   Supplement dated April 30, 2013 to
           Prospectus dated April 30, 1998 as supplemented

  The disclosure set forth below replaces the information under the heading "Fund Expenses" found in the prospectus and any other prior supplements.

================================================================================
                    ANNUAL PORTFOLIO OPERATING EXPENSES
                      (as a percentage of net assets)
================================================================================

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2012. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.


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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager 	   0.51% 	-		0.12%	     0.63% (2)	  -		0.63%
Portfolio - Initial Class
Fidelity VIP Asset Manager
Growth Portfolio - Initial Class   0.56%	-		0.17%	     0.73%	  -		0.73% (1)
Fidelity VIP Contrafund
[registered trademark symbol] 	   0.56%	-		0.08%	     0.64%	  -		0.64%
Portfolio - Initial Class
Fidelity VIP Equity-Income 	   0.46%	-		0.10%	     0.56%	  -		0.56% (1)
Portfolio - Initial Class
Fidelity VIP Growth Portfolio -    0.56%	-		0.10%	     0.66%	  -		0.66%
Initial Class
Fidelity VIP High Income 	   0.56%	-		0.12%	     0.68%	  -		0.68%
Portfolio - Initial Class
Fidelity VIP Index 500 Portfolio - 0.045%	-		0.055%	     0.10%	  -		0.10%
Initial Class
Fidelity VIP Investment Grade      0.31%	-		0.11%	     0.42%	  -		0.42%
Bond Portfolio - Initial Class
Fidelity VIP Money Market 	   0.17%	-		0.09%	     0.26%	  -		0.26%
Portfolio - Initial Class
Fidelity VIP Overseas Portfolio -  0.71%	-		0.14%	     0.85%	  -		0.85%
Initial Class
------------------------------------------------------------------------------------------------------------------------
ING Global Resources Portfolio -   0.64%	0.25%		0.01%	     0.90%	  -	    	0.90%
Class S
ING JPMorgan Emerging Markets 	   1.25%	-		0.01%	     1.26%	  -		1.26%
Equity Portfolio - Class I

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Pioneer Bond VCT Portfolio - 	   0.50%	-		0.57%	     1.07%	  0.45%(2)	0.62%
Class I Shares
Pioneer Fund VCT Portfolio - 	   0.65%	-		0.09%	     0.74%	  -		0.74%
Class I Shares
Pioneer Select Mid Cap Growth      0.74%	-		0.13%	     0.87%	  0.02%(4)	0.85%
VCT Portfolio - Class I Shares
Pioneer Mid Cap Value  VCT 	   0.65%	-		0.07%	     0.72%	  -		0.72%
Portfolio - Class I Shares
-------------------------------------------------------------------------------------------------------------------------
The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.
----------------
1 	Differs from ratios of expenses to average net assets in the Financial Highlights section of  the
	Fidelity Variable Insurance Products prospectus because of acquired fund fees and expenses.

2  	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to
	the extent required to reduce expenses to 0.62% of the average daily net assets attributable to Class
	I shares. This expense limitation is in effect through May 1, 2014. There can be no assurance that
	the adviser will extend the expense limitation beyond such time. While in effect, the arrangement may
	be terminated only by agreement of the adviser and the Board of Trustees.

3  	Effective May 1, 2013, the Pioneer Growth Opportunities VCT Portfiolio has been renamed the Pioneer
	Select Mid Cap Growth VCT Portfolio.

4  	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to
	the extent required to reduce expenses to 0.85% of the average daily net assets attributable to
	Class I shares. This expense limitation is in effect through May 1, 2014. There can be no assurance
	that the adviser will extend the expense limitation beyond such time. While in effect, the arrangement
	may be terminated only by agreement of the adviser and the Board of Trustees.

Appendix B and C
 Changes to the portfolio expenses affect the results of the Appendix B and C in your prospectus and any previous supplements. We have chosen not to update Appendix B or C here.